Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable —billed (net of allowances for doubtful accounts of $20,065 and $23,419 as of September 30, 2021 and 2020, respectively)	$ 704,541	$ 685,485
Accounts receivable — unbilled (current)	162,278	175,548
Accounts receivable — unbilled (non-current)	38,252	42,089
Total Accounts receivable — unbilled	200,530	217,637
Deferred revenue (current)	(237,374)	(126,841)
Deferred revenue (non-current)	(108,675)	(16,529)
Total Deferred revenue	$ (346,049)	$ (143,370)